Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 4,042		¥ 4,285
Finite lived intangible assets accumulated impairment	(718)		(783)
Finite-lived intangible assets, accumulated amortization	(2,443)		(2,248)
Finite-lived intangible assets, net carrying value	881	$ 124	1,254
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	966		966
Finite lived intangible assets accumulated impairment	(238)		(238)
Finite-lived intangible assets, accumulated amortization	(386)		(324)
Finite-lived intangible assets, net carrying value	342	48	404
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,062		1,059
Finite lived intangible assets accumulated impairment	(79)		(52)
Finite-lived intangible assets, accumulated amortization	(791)		(652)
Finite-lived intangible assets, net carrying value	192	27	355
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,568		1,769
Finite lived intangible assets accumulated impairment	(381)		(473)
Finite-lived intangible assets, accumulated amortization	(931)		(924)
Finite-lived intangible assets, net carrying value	256	36	372
Online literature
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	117		141
Finite lived intangible assets accumulated impairment	0		0
Finite-lived intangible assets, accumulated amortization	(93)		(110)
Finite-lived intangible assets, net carrying value	24	3	31
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	329		350
Finite lived intangible assets accumulated impairment	(20)		(20)
Finite-lived intangible assets, accumulated amortization	(242)		(238)
Finite-lived intangible assets, net carrying value	¥ 67	$ 10	¥ 92